UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2019

WESTERN ASSET

TOTAL RETURN UNCONSTRAINED FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return Unconstrained Fund for the six-month reporting period ended November 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2019

II	Western Asset Total Return Unconstrained Fund

Performance review

For the six months ended November 30, 2019, Class I shares of Western Asset Total Return Unconstrained Fund returned 3.23%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexi and the ICE BofAML USD LIBOR 3-Month Constant Maturity Indexii, returned 3.81% and 1.24%, respectively, for the same period. The Lipper Absolute Return Bond Funds Category Averageiii returned 1.67% over the same time frame.

Performance Snapshot as of November 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Total Return Unconstrained Fund:
Class A	3.03%
Class A2	3.21%
Class C	2.79%
Class FI	3.06%
Class R	3.00%
Class I	3.23%
Class IS	3.37%
Bloomberg Barclays U.S. Aggregate Index	3.81%
ICE BofAML USD LIBOR 3-Month Constant Maturity Index	1.24%
Lipper Absolute Return Bond Funds Category Average	1.67%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2019 for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 2.66%, 2.72%, 2.18%, 2.87%, 2.68%, 3.21% and 3.31%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A and Class R shares would have been 2.26% and 2.65%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2019, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.49%, 1.14%, 1.76%, 1.02%, 1.33%, 0.73% and 0.65%, respectively.

Western Asset Total Return Unconstrained Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2019

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield securities, commonly known as “junk bonds,” include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

IV	Western Asset Total Return Unconstrained Fund

Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

The ICE BofAML USD LIBOR 3-Month Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The Index, therefore, will always have a constant maturity equal to exactly three months.

iii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 104 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Total Return Unconstrained Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2019 and May 31, 2019 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2019 and held for the six months ended November 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.03%	$1,000.00	$1,030.30	1.10%	$5.58	Class A	5.00% $1,000.00		$1,019.50	1.10%	$5.55
Class A2	3.21	1,000.00	1,032.10	1.15	5.84	Class A2	5.00	1,000.00	1,019.25	1.15	5.81
Class C	2.79	1,000.00	1,027.90	1.80	9.13	Class C	5.00	1,000.00	1,016.00	1.80	9.07
Class FI	3.06	1,000.00	1,030.60	1.10	5.58	Class FI	5.00	1,000.00	1,019.50	1.10	5.55
Class R	3.00	1,000.00	1,030.00	1.33	6.75	Class R	5.00	1,000.00	1,018.35	1.33	6.71
Class I	3.23	1,000.00	1,032.30	0.75	3.81	Class I	5.00	1,000.00	1,021.25	0.75	3.79
Class IS	3.37	1,000.00	1,033.70	0.65	3.30	Class IS	5.00	1,000.00	1,021.75	0.65	3.29

2	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

[1]	For the six months ended November 30, 2019.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 27.5%
U.S. Government Obligations — 27.5%
U.S. Treasury Bonds	3.750%	11/15/43	70,050,000	$90,454,799
U.S. Treasury Bonds	3.625%	2/15/44	1,310,000	1,663,035
U.S. Treasury Bonds	2.875%	8/15/45	37,020,000	41,897,674
U.S. Treasury Bonds	2.750%	8/15/47	31,360,000	34,888,612
U.S. Treasury Bonds	2.750%	11/15/47	11,130,000	12,390,386
U.S. Treasury Bonds	3.000%	2/15/48	27,310,000	31,863,622
U.S. Treasury Bonds	3.125%	5/15/48	12,280,000	14,673,641
U.S. Treasury Bonds	3.000%	8/15/48	18,670,000	21,820,927
U.S. Treasury Bonds	3.000%	2/15/49	4,870,000	5,703,227
U.S. Treasury Bonds	2.250%	8/15/49	4,710,000	4,756,272
U.S. Treasury Notes	1.625%	6/30/20	650,000	649,937
U.S. Treasury Notes	1.375%	5/31/21	330,000	328,595
U.S. Treasury Notes	1.125%	6/30/21	1,680,000	1,666,055
U.S. Treasury Notes	2.875%	10/15/21	970,000	991,844
U.S. Treasury Notes	1.875%	1/31/22	6,140,000	6,172,978
U.S. Treasury Notes	1.875%	4/30/22	1,910,000	1,921,938
U.S. Treasury Notes	1.750%	7/31/24	20,000	20,109
U.S. Treasury Notes	1.500%	9/30/24	460,000	457,224
U.S. Treasury Notes	1.500%	10/31/24	24,290,000	24,141,508
U.S. Treasury Notes	2.250%	11/15/24	11,850,000	12,194,159
U.S. Treasury Notes	2.000%	2/15/25	12,300,000	12,512,607
U.S. Treasury Notes	2.875%	5/31/25	16,650,000	17,701,031
U.S. Treasury Notes	2.250%	11/15/25	14,890,000	15,355,312
U.S. Treasury Notes	1.625%	10/31/26	26,220,000	26,042,298
U.S. Treasury Notes	3.125%	11/15/28	1,760,000	1,957,313
U.S. Treasury Notes	2.625%	2/15/29	2,250,000	2,412,246
U.S. Treasury Notes	2.375%	5/15/29	18,020,000	18,944,229
Total U.S. Government & Agency Obligations (Cost — $369,391,640)				403,581,578
Corporate Bonds & Notes — 20.0%
Communication Services — 1.4%
Diversified Telecommunication Services — 0.2%
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,450,000	2,640,512	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	730,000	751,900	(a)
Total Diversified Telecommunication Services				3,392,412
Media — 1.0%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,030,000	2,172,151	(a)

See Notes to Financial Statements.

4	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	70,000	$71,094
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	750,000	796,894	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000	63,302	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,010,000	1,146,655
Comcast Corp., Senior Notes	4.700%	10/15/48	1,050,000	1,305,642
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	971,212
DISH DBS Corp., Senior Notes	7.750%	7/1/26	850,000	882,396
Fox Corp., Senior Notes	5.476%	1/25/39	580,000	714,725	(a)
Prosus NV, Senior Notes	5.500%	7/21/25	2,460,000	2,744,110	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,660,000	1,815,326	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	650,000	834,695
Walt Disney Co., Senior Notes	8.450%	8/1/34	440,000	732,426
Total Media				14,250,628
Wireless Telecommunication Services — 0.2%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	411,496	(a)
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	1,950,000	2,128,615	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	700,000	760,975	(a)
Total Wireless Telecommunication Services				3,301,086
Total Communication Services				20,944,126
Consumer Discretionary — 1.1%
Auto Components — 0.1%
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	866,000	894,511	(a)
Automobiles — 0.1%
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	517,348
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	122,392
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	839,272
Total Automobiles				1,479,012

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Consumer Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000	$439,485	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	230,000	281,255
Total Diversified Consumer Services				720,740
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	130,000	133,250	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	22,000
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	154,596
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	200,000	211,070
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	40,000	41,217
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	720,000	764,872
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	2,080,000	2,119,693
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	551,595
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	803,938
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	672,103
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,850,627	(a)
Total Hotels, Restaurants & Leisure				7,324,961
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	527,852
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	404,005
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	118,419
Lennar Corp., Senior Notes	5.000%	6/15/27	60,000	65,046
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	467,637
Total Household Durables				1,582,959
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,679,674	(a)

See Notes to Financial Statements.

6	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Textiles, Apparel & Luxury Goods — continued
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	130,000	$138,595	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,120,000	1,156,865
Total Textiles, Apparel & Luxury Goods				3,975,134
Total Consumer Discretionary				15,977,317
Consumer Staples — 0.9%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	4,900,000	6,508,375
Food & Staples Retailing — 0.0%
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	14,662	15,712	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	52,993	59,406
Total Food & Staples Retailing				75,118
Tobacco — 0.4%
Altria Group Inc., Senior Notes	4.400%	2/14/26	440,000	476,194
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,520,000	1,681,828
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,080,000	1,299,783
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	2,043,186
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	610,298
Total Tobacco				6,111,289
Total Consumer Staples				12,694,782
Energy — 4.9%
Energy Equipment & Services — 0.0%
Halliburton Co., Senior Notes	4.850%	11/15/35	760,000	844,368
Oil, Gas & Consumable Fuels — 4.9%
Apache Corp., Senior Notes	4.375%	10/15/28	320,000	324,677
Apache Corp., Senior Notes	4.250%	1/15/30	630,000	629,328
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,420,000	1,448,419
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	3,230,000	3,372,726
Concho Resources Inc., Senior Notes	4.300%	8/15/28	570,000	612,268
Continental Resources Inc., Senior Notes	3.800%	6/1/24	190,000	194,609
Continental Resources Inc., Senior Notes	4.375%	1/15/28	160,000	165,599
DCP Midstream Operating LP, Senior Notes	5.125%	5/15/29	400,000	406,929

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	$1,384,803	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	248,991
Devon Energy Corp., Senior Notes	5.600%	7/15/41	380,000	462,714
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	290,000	305,680
Ecopetrol SA, Senior Notes	5.875%	9/18/23	1,730,000	1,910,205
Ecopetrol SA, Senior Notes	4.125%	1/16/25	720,000	752,699
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	387,449
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,860,465
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	40,000	42,486
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	360,000	367,188
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	640,000	873,179
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	4,170,000	4,559,520	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	230,540	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	672,440	(a)
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	160,000	164,945	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,220,000	1,667,143
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	1,451,961	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,360,000	2,602,042	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	596,246
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,930,000	3,109,814	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	80,000	74,950
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	91,000	83,720
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	2,302,000	2,373,579
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	380,000	443,852
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	780,000	784,512

See Notes to Financial Statements.

8	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	820,000	$825,528
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	2,330,000	3,236,256
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	1,190,109
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,330,000	1,269,453
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,409,362
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,580,000	2,955,906
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	4,340,000	4,838,384
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	130,000	140,770
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,430,000	1,265,457
QEP Resources Inc., Senior Notes	6.875%	3/1/21	650,000	661,115
Range Resources Corp., Senior Notes	5.875%	7/1/22	200,000	193,062
Range Resources Corp., Senior Notes	5.000%	3/15/23	170,000	148,111
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	343,350
Reliance Holding USA Inc., Senior Notes	5.400%	2/14/22	1,990,000	2,108,546	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,645,499	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	230,000	232,585
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	110,000	115,948
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	70,000	71,388
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	224,508	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	110,000	$119,055	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	2,730,000	2,932,286	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	635,505
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	252,497
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,656
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	2,994,402
YPF SA, Senior Notes	8.500%	3/23/21	3,690,000	3,516,201	(a)
YPF SA, Senior Notes	8.750%	4/4/24	1,320,000	1,175,084	(a)
YPF SA, Senior Notes	6.950%	7/21/27	580,000	443,902	(a)
Total Oil, Gas & Consumable Fuels				71,530,603
Total Energy				72,374,971
Financials — 4.7%
Banks — 3.1%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	12/16/19	370,000	338,550	(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	260,000	269,993	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	274,326	(a)(c)(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	631,000	662,101	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000	318,492	(d)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,220,000	1,299,062
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000	2,111,733
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000	1,249,004	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000	2,942,692	(a)

See Notes to Financial Statements.

10	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000		$879,037
CIT Group Inc., Senior Notes	4.750%	2/16/24	100,000		107,000
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	150,000		163,403	(c)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000		1,603,421
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000		1,922,048
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,440,000		1,586,199
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,665,981	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,420,000		1,534,160
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	300,000		326,266
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000		1,995,469	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,585,229	(b)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,430,000		1,551,407	(c)(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	450,000		478,498
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		536,488	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,230,000		1,280,458	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.375% to 6/27/20 then EUR 5 year Swap Rate + 5.290%)	6.375%	6/27/20	1,312,000	EUR	1,490,600	(b)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000		1,308,588
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	910,000		943,026	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,200,000	$1,328,663
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000	7,887,972
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	12/30/19	130,000	131,984	(c)(d)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	3,768,000	4,077,592
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	700,000	768,404
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000	595,556
Total Banks				46,213,402
Capital Markets — 0.9%
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	12/30/19	75,000	66,046	(c)(d)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000	644,341
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	590,000	828,539
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	740,000	902,640
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000	1,739,789
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000	652,846
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/30/19	100,000	0	*(c)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000	0	*(f)(g)(h)(i)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	7,810,000	8,473,850	(a)(c)(d)
Total Capital Markets				13,308,051
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000	1,188,114
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,350,000	1,426,823

See Notes to Financial Statements.

12	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
DAE Funding LLC, Senior Notes	5.750%	11/15/23	180,000		$189,975	(a)
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,394,640
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,890,000		2,012,684	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	370,000		388,542	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	880,000		964,172	(a)
Power Finance Corp. Ltd., Senior Notes	7.280%	6/10/22	100,000,000	INR	1,397,407
Total Diversified Financial Services					8,962,357
Insurance — 0.1%
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	830,000		1,017,908	(d)
Total Financials					69,501,718
Health Care — 2.9%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,380,000		1,395,097	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,090,000		3,232,073	(a)
Total Biotechnology					4,627,170
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	2,009,000		2,152,335
Health Care Providers & Services — 2.1%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000		172,669
Centene Corp., Senior Notes	4.750%	5/15/22	160,000		163,599
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		385,031
Centene Corp., Senior Notes	4.750%	1/15/25	540,000		562,340	(a)(j)
Centene Corp., Senior Notes	5.375%	6/1/26	1,200,000		1,276,530	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	460,000		496,991
Cigna Corp., Senior Notes	4.375%	10/15/28	1,140,000		1,266,894
CommonSpirit Health, Secured Notes	4.350%	11/1/42	3,750,000		3,914,759
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000		598,539
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000		609,386
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000		655,895
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,630,000		3,900,478

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,900,000	$4,254,686
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,660,000	1,967,131
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	1,028,818
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	434,807	(a)
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,233,013
HCA Inc., Senior Notes	5.375%	2/1/25	450,000	498,370
HCA Inc., Senior Notes	5.875%	2/15/26	180,000	203,629
HCA Inc., Senior Notes	5.375%	9/1/26	360,000	399,609
HCA Inc., Senior Secured Notes	5.000%	3/15/24	720,000	782,766
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	11,188
HCA Inc., Senior Secured Notes	5.500%	6/15/47	740,000	857,447
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,188,541
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	714,775
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	202,596
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	1,469,750
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	938,059
Total Health Care Providers & Services				30,188,296
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	160,000	169,514	(a)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	460,000	591,303	(a)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	1,400,000	1,665,201	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,300,000	2,261,015
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	540,000	523,260
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	250,000	226,250
Total Pharmaceuticals				5,436,543
Total Health Care				42,404,344

See Notes to Financial Statements.

14	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.5%
Aerospace & Defense — 0.1%
Boeing Co., Senior Notes	2.700%	2/1/27	710,000	$722,670
Boeing Co., Senior Notes	3.250%	2/1/35	570,000	595,884
Total Aerospace & Defense				1,318,554
Airlines — 0.0%
Continental Airlines Pass-Through Trust	6.703%	6/15/21	5,004	5,286
Commercial Services & Supplies — 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	1,100,000	1,103,963
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	350,000	353,938
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	40,000	43,757
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	230,000	246,106
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,460,000	1,554,936
Total Commercial Services & Supplies				3,302,700
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	752,790	(a)
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,620,236
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	902,796
Total Industrial Conglomerates				3,275,822
Total Industrials				7,902,362
Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,145,000	1,179,276	(a)
Materials — 2.5%
Chemicals — 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	5,560,000	6,267,149	(b)
OCP SA, Senior Notes	5.625%	4/25/24	3,220,000	3,547,957	(a)
Total Chemicals				9,815,106
Construction Materials — 0.0%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	250,000	257,122	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	$1,505,075	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	639,611	641,178
Total Containers & Packaging				2,146,253
Metals & Mining — 1.4%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,440,000	1,519,186	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,790,000	1,950,782	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	250,000	269,956	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	1,913,755	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	302,008	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	1,520,000	1,840,832
ArcelorMittal, Senior Notes	6.750%	3/1/41	840,000	995,096
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,249,519
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	479,160
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093% to 10/19/45 then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,330,000	1,560,183	(a)(d)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	320,000	324,800	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	260,000	253,507	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,190,000	3,070,694
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000	125,413	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,490,000	1,545,372	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,880,000	3,620,693
Total Metals & Mining				21,020,956

See Notes to Financial Statements.

16	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	3,060,000		$3,540,037	(a)
Total Materials					36,779,474
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/4/21	2,340,000		2,349,339	(b)
Utilities — 0.8%
Electric Utilities — 0.7%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,490,000		2,666,616
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,186,000		4,467,590
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	3,160,000		3,350,864	(b)
Total Electric Utilities					10,485,070
Independent Power and Renewable Electricity Producers — 0.1%
NTPC Ltd., Senior Secured Notes	6.720%	11/24/21	50,000,000	INR	704,543
Total Utilities					11,189,613
Total Corporate Bonds & Notes (Cost — $274,340,142)					293,297,322
Sovereign Bonds — 16.0%
Argentina — 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	70.941%	6/21/20	419,890,000	ARS	1,823,543	(d)(f)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	56,970,000	ARS	207,013	(f)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	2,730,000		1,191,132
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	2,160,000		943,051
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	250,000		99,837
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	340,000		138,188
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	360,000		153,517
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/2029 then 5.250%)	3.750%	12/31/38	3,240,000		1,278,779
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		610,600	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,750,000		$673,750	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,770,000		646,050	(a)
Total Argentina					7,765,460
Brazil — 3.4%
Brazil Letras do Tesouro Nacional Serie F	0.000%	1/1/20	17,162,000	BRL	4,033,773
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	51,904,000	BRL	12,909,961
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	13,490,000	BRL	3,533,727
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	5,000,000	BRL	1,350,915
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	102,532,000	BRL	28,359,783
Total Brazil					50,188,159
Ecuador — 0.4%
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	200,000		164,833	(b)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,650,000		1,357,699	(a)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	4,890,000		3,901,474	(a)
Total Ecuador					5,424,006
Ghana — 0.5%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	5,450,000		6,828,523	(a)
India — 2.6%
India Government Bond, Senior Notes	6.840%	12/19/22	580,000,000	INR	8,311,244
India Government Bond, Senior Notes	7.350%	6/22/24	750,000,000	INR	10,927,339
India Government Bond, Senior Notes	7.590%	1/11/26	620,000,000	INR	9,094,198
India Government Bond, Senior Notes	7.590%	3/20/29	700,000,000	INR	10,289,597
Total India					38,622,378
Indonesia — 1.9%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		509,319

See Notes to Financial Statements.

18	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International
Bond, Senior Notes	4.625%	4/15/43	1,310,000		$1,461,501	(b)
Indonesia Government International
Bond, Senior Notes	5.125%	1/15/45	930,000		1,104,066	(b)
Indonesia Government International
Bond, Senior Notes	4.350%	1/11/48	550,000		605,217
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	240,796,000,000	IDR	17,144,914
Indonesia Treasury Bond, Senior Notes	8.250%	5/15/29	93,966,000,000	IDR	7,215,763
Total Indonesia					28,040,780
Kenya — 0.2%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	2,510,000		2,627,857	(a)
Mexico — 2.6%
Mexican Bonos, Bonds	10.000%	12/5/24	19,150,000	MXN	1,105,078
Mexican Bonos, Bonds	7.500%	6/3/27	146,140,000	MXN	7,672,191
Mexican Bonos, Bonds	8.000%	11/7/47	89,210,000	MXN	4,914,899
Mexican Bonos, Senior Notes	8.500%	5/31/29	290,670,000	MXN	16,320,003
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,691,900	MXN	7,510,427
Total Mexico					37,522,598
Russia — 3.9%
Russian Federal Bond — OFZ	8.150%	2/3/27	52,000,000	RUB	897,077
Russian Federal Bond — OFZ	7.050%	1/19/28	2,100,201,000	RUB	34,297,190
Russian Federal Bond — OFZ	6.900%	5/23/29	992,170,000	RUB	16,080,124
Russian Federal Bond — OFZ	7.650%	4/10/30	276,210,000	RUB	4,715,833
Russian Federal Bond — OFZ	7.250%	5/10/34	15,420,000	RUB	254,787
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		1,536,631	(a)
Total Russia					57,781,642
Total Sovereign Bonds (Cost — $261,346,946)					234,801,403
Collateralized Mortgage Obligations (k) — 10.3%
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	1.913%	5/26/37	5,115,771		4,545,420	(a)(d)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	1.873%	9/29/36	984,743		976,463	(a)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	3.251%	9/29/36	15,189,424	$13,183,372	(a)(d)
Banc of America Funding Trust, 2015-R2 9A2	2.395%	3/27/36	5,578,848	5,117,960	(a)(d)
Banc of America Funding Trust, 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	1.898%	6/29/37	215,958	216,699	(a)(d)
Banc of America Funding Trust, 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	1.963%	8/27/36	594,682	595,847	(a)(d)
Banc of America Mortgage Trust, 2004-A 1A1	4.872%	2/25/34	7,778	7,995	(d)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	6,700,000	6,594,333	(a)(d)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	1.868%	1/25/37	2,285,495	2,246,694	(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.253%	5/15/37	4,900,000	4,907,741	(a)(d)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	3.957%	6/19/31	5,370	5,482	(d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	4.901%	2/25/34	55,173	56,550	(d)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	1.968%	11/25/35	140,380	116,034	(d)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,185,827	1,083,595
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1mo. USD LIBOR + 5.100%)	3.392%	11/25/35	5,753,735	691,568	(d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.260%)	1.968%	1/25/46	96,307	94,669	(d)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1mo. USD LIBOR + 5.300%)	3.592%	4/25/36	8,241,764	1,648,566	(d)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1mo. USD LIBOR + 5.500%)	3.792%	4/25/36	4,460,208	860,620	(d)

See Notes to Financial Statements.

20	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1mo. USD LIBOR + 5.600%)	3.892%	7/25/36	2,511,472	$397,307	(d)
Credit Suisse Commercial Mortgage Securities Corp., 2018-TOP G (1 mo. USD LIBOR + 3.250%)	5.015%	8/15/35	6,000,000	5,879,467	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.704%	6/15/38	103,254	56,609	(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,101,219	2,732,684
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	2,619,679	1,676,594	(d)
Credit Suisse Mortgage Trust, 2014- USA E	4.373%	9/15/37	2,170,000	2,065,459	(a)
Credit Suisse Mortgage Trust, 2014- USA F	4.373%	9/15/37	4,280,000	3,939,285	(a)
Credit Suisse Mortgage Trust, 2015-2R 3A1	2.243%	4/27/36	889,128	887,905	(a)(d)
Credit Suisse Mortgage Trust, 2015-2R 7A1	3.901%	8/27/36	844,426	858,151	(a)(d)
CSMC Trust, 2015-2R 7A2	3.901%	8/27/36	3,860,789	3,301,254	(a)(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.385%	7/15/32	9,800,000	9,815,394	(a)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	2.158%	6/25/34	16,401	15,786	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	8.858%	7/25/23	910,992	1,033,489	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.458%	3/25/25	3,867,095	5,075,975	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	3.008%	3/25/29	1,518,033	1,521,671	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	4.158%	12/25/42	1,579,508	1,594,377	(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	57,507	$69,032
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	720,957	44,195
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	3.845%	2/25/36	48,445	40,465	(d)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	1,639,189	1,675,311	(a)(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	13,620,108	55,930	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	392,591	280,442	(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.162%	9/16/46	6,113,588	33,823	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.276%	2/16/53	3,344,257	57,532	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.128%	2/16/48	935,231	17,218	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.823%	9/16/55	2,583,941	130,872	(d)
Government National Mortgage Association (GNMA), 2017-21 IO	0.794%	10/16/58	6,146,170	410,515	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.792%	7/16/58	1,897,953	115,055	(d)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	700,000	717,882
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.564%	1/16/55	57,204,781	1,164,944	(d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	1.938%	4/25/36	90,954	125,167	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	1.913%	11/19/46	147,473	126,969	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	661,506	364,803	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.006%	2/12/49	5,178,139	3,372,915	(d)

See Notes to Financial Statements.

22	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.650%	2/15/51	91,125	$87,013	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	9.973%	6/15/35	10,150,000	10,138,916	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	5.565%	7/15/34	7,187,051	7,197,003	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	10,027,388	327,531	(a)(d)
JPMorgan Resecuritization Trust, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	2.033%	7/27/46	874,393	877,772	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	6/25/59	3,632,934	3,662,920	(a)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	4.800%	5/25/34	41,670	42,176	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	841,088	527,868	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,084,608	680,700	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	131,918	57,042	(d)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	136,153	95,307
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/34	4,530,000	4,466,156	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.773%	4/18/24	3,660,000	3,669,018	(a)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	2,934,238	3,088,576	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	4.347%	8/25/36	145,554	117,996	(d)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.842%	2/25/36	9,622,224	1,909,924	(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	5.915%	11/15/27	7,530,000	5,939,800	(a)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (k) — continued
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	4.375%	4/25/34	135,329	$141,439	(d)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.120%	11/11/34	4,050,401	4,116,444	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	11.570%	11/11/34	4,050,401	4,121,317	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	522,600	(a)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,650,000	291,993	(a)(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.844%	2/15/51	1,396,220	1,144,202	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	2.428%	11/25/34	2,852,029	2,913,486	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.326%	2/25/46	2,575,357	2,493,101	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	477,611	492,006	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $152,569,196)				151,726,391
Senior Loans — 6.0%
Communication Services — 1.0%
Diversified Telecommunication Services — 0.3%
Commscope Inc., Initial Term Loan	—	4/4/26	1,790,000	1,781,050	(l)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	3.452%	2/22/24	1,167,154	1,168,431	(d)(m)(n)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.202%	11/1/24	693,165	501,389	(d)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	4.265%	1/31/28	1,050,000	1,051,240	(d)(l)(m)(n)
Total Diversified Telecommunication Services				4,502,110

See Notes to Financial Statements.

24	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — 0.2%
AMC Entertainment Holdings Inc., Term Loan B1	—	4/22/26	1,600,000	$1,608,600	(l)
CEOC LLC, Term Loan B	—	10/6/24	1,790,000	1,794,568	(l)
Total Entertainment				3,403,168
Media — 0.4%
Charter Communications Operating LLC, Term Loan B1 (3 mo. USD LIBOR + 1.750%)	3.450%	4/30/25	1,307,171	1,313,941	(d)(m)(n)
iHeartCommunications Inc., Term Loan	—	5/1/26	163,101	164,406	(l)
Nexstar Broadcasting Inc., Term Loan B4	—	9/19/26	1,610,000	1,618,193	(l)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.453%	1/31/26	740,012	733,151	(d)(m)(n)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.452%	3/15/24	1,875,646	1,839,501	(d)(l)(m)(n)
Total Media				5,669,192
Wireless Telecommunication Services — 0.1%
CSC Holdings LLC, Term Loan	—	4/15/27	10,000	10,033	(l)
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.250%	2/2/24	607,090	601,019	(d)(m)(n)
Total Wireless Telecommunication Services				611,052
Total Communication Services				14,185,522
Consumer Discretionary — 1.2%
Auto Components — 0.1%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan	—	4/30/26	1,760,000	1,758,349	(l)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.035%	9/23/26	1,358,338	1,344,924	(d)(m)(n)
Hotels, Restaurants & Leisure — 0.8%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.452%	11/19/26	292,880	293,099	(d)(m)(n)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.452%	7/31/24	358,177	358,582	(d)(g)(m)(n)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	3.848%	9/15/23	203,804	$204,749	(d)(m)(n)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.452%	12/23/24	1,299,934	1,292,622	(d)(m)(n)
Equinox Holdings Inc., First Lien Incremental Term Loan B1	—	3/8/24	1,620,000	1,620,608	(l)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.702%	11/30/23	601,010	604,659	(d)(l)(m)(n)
Golden Nugget Inc., Term Loan B	4.452-4.716%	10/4/23	1,715,389	1,718,338	(d)(m)(n)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.458%	6/22/26	1,249,736	1,257,314	(d)(l)(m)(n)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	4.702%	5/15/26	633,635	637,925	(d)(m)(n)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.452%	8/14/24	2,204,265	2,198,754	(d)(m)(n)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.210%	6/8/23	1,116,698	1,120,883	(d)(m)(n)
Total Hotels, Restaurants & Leisure				11,307,533
Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.781-5.785%	7/1/22	1,637,433	1,237,899	(d)(m)(n)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	4.452-4.535%	11/8/23	841,537	757,384	(d)(m)(n)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.202-4.208%	1/30/23	638,155	606,406	(d)(m)(n)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.210%	8/19/22	380,456	340,984	(d)(m)(n)
Total Specialty Retail				2,942,673
Total Consumer Discretionary				17,353,479

See Notes to Financial Statements.

26	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Albertson’s LLC, 2019 Term Loan B8 (1 mo. USD LIBOR + 2.750%)	4.452%	8/17/26	912,952	$920,125	(d)(m)(n)
Financials — 1.0%
Capital Markets — 0.1%
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	12/2/24	417,895	418,199	(d)(m)(n)
Focus Financial Partners LLC, Term Loan B2	—	7/3/24	660,000	663,713	(l)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	3.702%	3/27/23	777,072	782,171	(d)(l)(m)(n)
Total Capital Markets				1,864,083
Diversified Financial Services — 0.6%
Citadel Securities LP, Term Loan (1 mo. USD LIBOR + 3.500%)	5.202%	2/27/26	997,494	998,741	(d)(g)(m)(n)
Finco I LLC, 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	3.702%	12/27/22	660,891	663,783	(d)(m)(n)
Intelsat Jackson Holdings SA, Term Loan B3 (6 mo. USD LIBOR + 3.750%)	5.682%	11/27/23	1,750,000	1,727,031	(d)(m)(n)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	4.702%	8/25/22	746,106	742,376	(d)(m)(n)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.604%	7/10/25	53,599	53,919	(d)(m)(n)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.460%	2/1/23	1,676,303	1,601,917	(d)(m)(n)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.960%	4/29/26	1,168,359	1,175,479	(d)(l)(m)(n)
VFH Parent LLC, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	6.044%	3/1/26	107,215	107,193	(d)(l)(m)(n)
Wynn Resorts Finance LLC	—	9/20/24	1,930,000	1,936,031	(g)(l)
Total Diversified Financial Services				9,006,470
Insurance — 0.3%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.702%	11/3/24	1,826,131	1,829,934	(d)(m)(n)
Sedgwick Claims Management Services Inc., Term Loan	—	12/31/25	1,760,000	1,732,500	(l)
Total Insurance				3,562,434
Total Financials				14,432,987

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 1.2%
Health Care Providers & Services — 1.0%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	4.972%	4/28/22	1,325,549	$1,255,544	(d)(m)(n)
Grifols Worldwide Operations USA Inc., Term Loan B	—	11/15/27	1,160,000	1,168,555	(l)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	3.452%	3/13/25	447,446	450,002	(d)(m)(n)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.202%	8/18/22	1,613,857	1,617,724	(d)(l)(m)(n)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.202%	11/16/25	1,842,982	1,854,309	(d)(l)(m)(n)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	6/7/23	1,553,061	1,487,540	(d)(m)(n)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.202%	8/6/26	1,790,000	1,762,592	(d)(m)(n)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.270%	3/5/26	847,875	853,439	(d)(m)(n)
Radnet Management Inc., First Lien Term Loan B1	5.510- 7.500%	6/30/23	750,567	745,407	(d)(m)(n)
Sterigenics-Nordion Holdings LLC, Term Loan	—	11/20/26	1,890,000	1,886,063	(l)
U.S. Renal Care Inc., First Lien Term Loan B	—	6/26/26	1,460,000	1,392,475	(l)
Total Health Care Providers & Services				14,473,650
Health Care Technology — 0.2%
AthenaHealth Inc., First Lien Term Loan B	6.258- 6.401%	2/11/26	1,414,500	1,415,667	(d)(l)(m)(n)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.202%	3/1/24	1,516,798	1,518,559	(d)(l)(m)(n)
Total Health Care Technology				2,934,226
Pharmaceuticals — 0.0%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.765%	6/2/25	353,835	355,850	(d)(m)(n)
Total Health Care				17,763,726

See Notes to Financial Statements.

28	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.8%
Air Freight & Logistics — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1mo. USD LIBOR + 1.750%)	3.474%	1/15/25	797,378	$801,926	(d)(m)(n)
Commercial Services & Supplies — 0.4%
Allied Universal Holdco LLC, Delayed Draw Term Loan	—	7/10/26	161,261	160,992	(l)
Allied Universal Holdco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.507%	7/10/26	1,628,739	1,626,024	(d)(l)(m)(n)
API Group Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.500%)	4.202%	10/1/26	1,790,000	1,802,027	(d)(m)(n)
Garda World Security Corp., First Lien Term Loan B	—	10/23/26	1,760,000	1,758,518	(l)
GFL Environmental Inc., 2018 Incremental Term Loan	—	5/31/25	100,000	99,075	(l)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	6.202%	8/27/25	940,000	942,932	(d)(m)(n)
Total Commercial Services & Supplies				6,389,568
Electrical Equipment — 0.1%
Brookfield WEC Holdings Inc., First Lien Initial Term Loan	—	8/1/25	1,780,000	1,784,728	(l)
Road & Rail — 0.0%
Genesee & Wyoming Inc., Term Loan	—	11/6/26	150,000	151,219	(l)
Trading Companies & Distributors — 0.2%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.250- 4.313%	8/15/25	1,540,500	1,549,147	(d)(m)(n)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	3.854%	10/6/23	675,000	678,290	(d)(m)(n)
Total Trading Companies & Distributors				2,227,437
Transportation Infrastructure — 0.0%
Flying Fortress Holdings LLC, Refiancing Term Loan (3 mo. USD LIBOR + 1.750%)	3.854%	10/31/22	564,667	567,314	(d)(m)(n)
Total Industrials				11,922,192
Information Technology — 0.6%
Communications Equipment — 0.1%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	5.952%	11/29/25	636,792	550,825	(d)(m)(n)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.2%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	5.452%	9/30/24	3,353,693	$3,359,981	(d)(l)(m)(n)
Software — 0.3%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.702%	10/16/26	1,700,000	1,689,729	(d)(m)(n)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	3.710%	9/19/25	704,595	709,307	(d)(m)(n)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.452%	5/4/26	2,070,000	2,082,420	(d)(m)(n)
Total Software				4,481,456
Total Information Technology				8,392,262
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	3.758%	10/1/22	487,640	489,774	(d)(m)(n)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.452%	2/6/23	1,795,394	1,801,191	(d)(l)(m)(n)
Total Materials				2,290,965
Real Estate — 0.0%
Real Estate Management & Development — 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.952%	4/18/24	677,106	679,162	(d)(m)(n)
Total Senior Loans (Cost — $88,833,083)				87,940,420
Asset-Backed Securities — 5.4%
522 Funding Clo I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%)	0.000%	1/15/33	600,000	582,000	(a)(d)(j)
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	7,400,000	7,182,662	(d)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	7.812%	4/17/29	1,900,000	1,791,691	(a)(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	2.743%	7/25/32	97,118	97,006	(d)
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR + 4.050%)	5.964%	10/25/32	1,000,000	971,834	(a)(d)

See Notes to Financial Statements.

30	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	8.101%	10/15/30	250,000	$241,024	(a)(d)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	2.653%	4/25/35	600,084	603,973	(d)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.391%	8/5/27	250,000	229,892	(a)(d)
Avis Budget Rental Car Funding Aesop LLC, 2019-1A C	4.530%	3/20/23	2,200,000	2,265,815	(a)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	5.116%	4/20/31	1,400,000	1,343,868	(a)(d)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	5.766%	1/20/29	1,570,000	1,516,925	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	9.689%	8/20/32	750,000	742,461	(a)(d)
California Street CLO IX LP, 2012-9A D2R2 (3 mo. USD LIBOR + 4.100%)	6.381%	7/16/32	950,000	925,288	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.666%	7/20/31	3,250,000	3,097,841	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.966%	4/20/29	3,600,000	3,411,817	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.151%	10/15/26	1,980,000	1,938,406	(a)(d)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	2,451,739	2,567,027	(a)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.402%	4/17/30	250,000	222,051	(a)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	1.885%	4/15/37	1,525,066	1,466,734	(d)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	8.015%	8/15/24	3,905,887	3,925,772	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.616%	7/20/28	2,000,000	1,833,135	(a)(d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	3,774,074	3,915,789	(a)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	2,749,906	2,774,392	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	1.808%	8/25/36	377,119	159,837	(d)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.185%	5/15/34	300,834	283,033	(a)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	4.928%	10/29/29	1,550,000	$1,475,205	(a)(d)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	5.927%	10/20/31	950,000	951,346	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.951%	4/15/31	2,000,000	1,769,454	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.952%	4/17/30	2,020,000	2,020,636	(a)(d)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	8.751%	1/15/28	1,500,000	1,480,107	(a)(d)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	7.466%	7/20/31	400,000	322,490	(a)(d)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	1.948%	11/25/46	13,768	2,087	(d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	1.928%	6/25/46	11,984	14,644	(d)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	5.203%	1/20/33	1,410,000	1,388,850	(a)(d)(j)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	1.968%	6/25/46	151,230	145,329	(a)(d)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	5.881%	7/15/29	1,000,000	960,039	(a)(d)
Neuberger Berman CLO XVII Ltd., 2014-17A ER (3 mo. USD LIBOR + 6.550%)	8.503%	4/22/29	500,000	477,515	(a)(d)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.166%	10/20/27	1,250,000	1,162,054	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	5.753%	4/22/30	2,600,000	2,441,886	(a)(d)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	7.751%	7/15/27	1,870,000	1,792,301	(a)(d)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	5.851%	11/15/32	725,000	725,000	(a)(d)(j)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	4.836%	4/15/31	800,000	745,713	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.409%	6/22/30	3,344,000	2,879,492	(a)(d)

See Notes to Financial Statements.

32	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	8.001%	4/15/29	750,000	$616,847	(a)(d)
Specialty Underwriting & Residential Finance Trust, 2004-BC1 M1 (1 mo. USD LIBOR + 0.765%)	2.473%	2/25/35	3,632,789	3,619,322	(d)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	7.201%	4/16/31	900,000	811,332	(a)(d)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	5.666%	4/20/29	1,750,000	1,749,909	(a)(d)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	7.536%	7/15/28	1,000,000	893,645	(a)(d)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	2,086,993	2,098,496
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	7.741%	4/15/27	2,600,000	2,228,990	(a)(d)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.021%	6/7/30	600,000	558,080	(a)(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	5.651%	10/15/31	2,260,000	2,075,679	(a)(d)
Total Asset-Backed Securities (Cost — $80,767,132)				79,496,721
Mortgage-Backed Securities — 4.9%
FHLMC — 1.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/49-10/1/49	13,725,710	13,996,624
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	5/1/43-7/1/43	357,337	385,929
Total FHLMC				14,382,553
FNMA — 2.4%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	392,295	432,161
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	295,195	327,524
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-6/1/49	13,821,050	14,571,063
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-7/1/43	1,006,611	1,080,075
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-10/1/49	16,733,198	17,041,308
Federal National Mortgage Association (FNMA)	3.000%	1/1/50	1,800,000	1,824,103	(o)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Total FNMA				35,276,234
GNMA — 1.5%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	603,295	$622,862
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	97,105	104,897
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-2/20/48	333,963	343,908
Government National Mortgage Association (GNMA) II	4.000%	8/20/48	72,018	75,078
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	68,202	71,788
Government National Mortgage Association (GNMA) II	2.500%	8/20/49-11/20/49	1,093,966	1,084,854
Government National Mortgage Association (GNMA) II	3.500%	10/20/49	99,852	101,556
Government National Mortgage Association (GNMA) II	2.500%	1/20/50	4,200,000	4,224,796	(o)
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	14,500,000	14,891,500	(o)
Total GNMA				21,521,239
Total Mortgage-Backed Securities (Cost — $70,121,666)				71,180,026
U.S. Treasury Inflation Protected Securities — 4.5%
U.S. Treasury Bonds, Inflation Indexed	0.125%	7/15/26	1,585,317	1,583,299
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	19,499,913	23,433,457
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	7,120,051	7,530,508
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	6,035,819	6,768,365
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	4,520,555	4,937,810
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	4,102,367	4,628,753
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	15,631,915	17,742,550
Total U.S. Treasury Inflation Protected Securities (Cost — $59,656,812)				66,624,742

See Notes to Financial Statements.

34	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Non-U.S. Treasury Inflation Protected Securities — 3.5%
Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	263,273,207	ARS	$1,133,769	(f)
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bond, Bonds	0.100%	4/15/26	5,893,485	EUR	7,105,972	(b)
Japan — 2.9%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/23	104,900,000	JPY	971,323
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	1,136,870,000	JPY	10,552,829
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/24	1,723,800,000	JPY	16,033,994
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	1,016,000,000	JPY	9,477,283
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	598,810,865	JPY	5,613,629
Total Japan					42,649,058
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $56,420,633)					50,888,799
Municipal Bonds — 0.4%
California — 0.0%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000		421,416	(a)
Illinois — 0.3%
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	1,470,000		1,650,016
State of Illinois, GO	5.100%	6/1/33	3,100,000		3,339,072
Total Illinois					4,989,088
Michigan — 0.1%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	790,000		703,811	(d)
Total Municipal Bonds (Cost — $5,517,366)					6,114,315

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
Eurodollar 1-Year Mid Curve Futures, Put @ $98.25		1/10/20	2,765	6,912,500	$69,125
Eurodollar 1-Year Mid Curve Futures, Put @ $98.38		1/10/20	2,765	6,912,500	172,813
Eurodollar Futures, Call @ $100.00		9/14/20	1,265	3,162,500	7,906
Euro-Bund Futures, Call @ 181.00EUR		1/24/20	2,620	262,000,000	28,865
U.S. Treasury 2-Year Notes Futures, Put @ $107.13		1/24/20	2,090	4,180,000	65,313
U.S. Treasury 5-Year Notes Futures, Call @ $118.50		12/27/19	316	316,000	197,500
U.S. Treasury 5-Year Notes Futures, Call @ $124.50		12/27/19	25	25,000	0	(h)
U.S. Treasury 5-Year Notes Futures, Call @ $123.75		2/21/20	231	231,000	3,609
U.S. Treasury 10-Year Notes Futures, Put @ $121.50		1/24/20	468	468,000	7,313
U.S. Treasury 10-Year Notes Futures, Put @ $122.00		2/21/20	679	679,000	21,219
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00		12/27/19	689	689,000	236,844
U.S. Treasury Long-Term Bonds Futures, Put @ $156.00		12/27/19	565	565,000	185,391
U.S. Treasury Long-Term Bonds Futures, Put @ $136.00		2/21/20	54	54,000	1,688
Total Exchange-Traded Purchased Options					997,586

Counterparty
OTC Purchased Options — 0.0%
U.S. Dollar/ Australian Dollar, Put @ $0.70	Citibank N.A.	12/5/19	14,190,000	14,190,000	5
Total Purchased Options (Cost — $1,940,942)					997,591
Total Investments before Short-Term Investments (Cost — $1,420,905,558)					1,446,649,308
		Rate	Maturity Date	Face Amount†
Short-Term Investments — 0.8%
Commercial Paper — 0.4%
Santander UK PLC (Cost — $5,608,101)		1.654%	1/7/20	5,620,000	5,610,411	(p)(q)

See Notes to Financial Statements.

36	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Shares	Value
Money Market Funds — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,683,655)	1.531%	5,683,655	$5,683,655	(r)
Total Short-Term Investments (Cost — $11,291,756)			11,294,066
Total Investments — 99.4% (Cost — $1,432,197,314)			1,457,943,374
Other Assets in Excess of Liabilities — 0.6%			9,350,223
Total Net Assets — 100.0%			$1,467,293,597

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on these securities is currently in default as of November 30, 2019.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of November 30, 2019.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	All or a portion of this loan is unfunded as of November 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2019, the Fund held TBA securities with a total cost of $20,897,219.

(p)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(q)	Rate shown represents yield-to-maturity.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At November 30, 2019, the total market value of investments in Affiliated Companies was $5,683,655 and the cost was $5,683,655 (Note 8).

See Notes to Financial Statements.

38	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Abbreviations used in this schedule:

ARS — Argentine Peso

BRL — Brazilian Real

CER — Coeficente de Establilzacion de Referencia

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

CPI — Consumer Price Index

EUR — Euro

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only

JPY — Japanese Yen

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

USD — United States Dollar

	Schedule of Written Options
	Exchange-Traded Written Options
	Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
	Eurodollar 1-Year Mid Curve Futures, Put	1/10/20	$98.50		2,765	$6,912,500	$(449,312)
	U.S. Treasury 10-Year Notes Futures, Call	12/27/19	129.50		459	459,000	(229,500)
	U.S. Treasury 10-Year Notes Futures, Call	12/27/19	131.50		523	523,000	(32,687)
	U.S. Treasury 10-Year Notes Futures, Call	12/27/19	132.50		234	234,000	(7,312)
	U.S. Treasury 10-Year Notes Futures, Call	2/21/20	133.50		386	386,000	(48,250)
	U.S. Treasury 10-Year Notes Futures, Put	12/27/19	129.00		479	479,000	(194,594)
	U.S. Treasury 10-Year Notes Futures, Put	12/27/19	129.50		459	459,000	(294,047)
	U.S. Treasury Long-Term Bonds Futures,Call	1/24/20	168.00		209	209,000	(29,391)
	U.S. Treasury Long-Term Bonds Futures, Put	12/27/19	155.00		350	350,000	(65,625)
Total Exchange-Traded Written Options (Premiums received — $2,232,754)							$(1,350,718)
OTC Written Options

	Counterparty
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	5,570,000	$5,570,000	$(12)
Interest rate swaption with Bank of America N.A., Call	Bank of America N.A.	12/9/19	135.00	bps	3,230,000	3,230,000	(7)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	5,570,000	$5,570,000	$(1,372)
Interest rate swaption with Bank of America N.A., Put	Bank of America N.A.	12/9/19	185.00	bps	3,230,000	3,230,000	(796)
Interest rate swaption with Citibank N.A., Call	Citibank N.A.	2/4/20	137.00	bps	5,300,000	5,300,000	(10,476)
Interest rate swaption with Citibank N.A., Put	Citibank N.A.	2/4/20	177.00	bps	5,300,000	5,300,000	(8,184)
Total OTC Written Options (Premiums received — $114,041)							$(20,847)
Total Written Options (Premiums received — $2,346,795)							$(1,371,565)

†	Notional amount denominated in U.S. dollar unless otherwise noted.

Abbreviation used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At November 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	878	3/21	$216,150,669	$216,295,300	$144,631
Australian 10-Year Bonds	1	12/19	99,067	99,466	399
Euro-BTP	169	12/19	26,898,989	26,306,404	(592,585)
Euro-BTP	36	3/20	5,685,679	5,683,053	(2,626)
U.S. Treasury 2-Year Notes	2,090	3/20	450,744,884	450,574,610	(170,274)
U.S. Treasury 10-Year Notes	1,203	3/20	155,883,972	155,619,334	(264,638)
U.S. Treasury Long-Term
Bonds	2,652	3/20	423,856,815	421,585,125	(2,271,690)
					(3,156,783)
Contracts to Sell:
10 Year U.K. Gilt	99	3/20	17,006,341	16,998,809	7,532
90-Day Euro Dollar	283	12/19	69,395,414	69,400,444	(5,030)
90-Day Eurodollar	1,400	6/21	339,479,980	344,907,500	(5,427,520)
Eurex 2 Year Euro
SCHATZ Future	323	12/19	40,069,961	39,847,982	221,979
Euro-Bund	2,620	3/20	500,031,384	499,558,594	472,790
Euro-Buxl	59	12/19	14,355,976	13,538,263	817,713

See Notes to Financial Statements.

40	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury 5-Year Notes	2,560	3/20	$304,800,710	$304,560,000	$240,710
U.S. Treasury Ultra Long- Term Bonds	800	3/20	150,938,144	150,175,000	763,144
Ultra 10-Year US Treasury Note Futures	579	3/20	82,631,704	82,344,656	287,048
					(2,621,634)
Net unrealized depreciation on open futures contracts					$(5,778,417)

At November 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,482,762	USD	9,379,008	Barclays Bank PLC	1/17/20	$1,033
IDR	37,830,209,643	USD	2,626,733	Barclays Bank PLC	1/17/20	42,180
NOK	62,360,000	USD	6,882,806	Barclays Bank PLC	1/17/20	(110,998)
USD	1,252,367	CNY	8,930,000	Barclays Bank PLC	1/17/20	(16,459)
USD	187,991	COP	659,689,200	Barclays Bank PLC	1/17/20	948
USD	16,360,995	EUR	14,770,000	Barclays Bank PLC	1/17/20	28,672
USD	13,589,307	INR	973,504,012	Barclays Bank PLC	1/17/20	79,510
USD	52,002,090	JPY	5,527,666,140	Barclays Bank PLC	1/17/20	1,307,675
USD	16,492,587	KRW	19,711,940,000	Barclays Bank PLC	1/17/20	(217,266)
USD	6,598,072	MXN	132,326,321	Barclays Bank PLC	1/17/20	(122,461)
USD	7,908,960	EUR	7,156,232	BNP Paribas SA	1/17/20	(4,235)
AUD	7,301,267	USD	4,907,167	Citibank N.A.	1/17/20	38,101
BRL	16,670,000	USD	3,949,956	Citibank N.A.	1/17/20	(26,320)
CAD	10,093,981	USD	7,647,245	Citibank N.A.	1/17/20	(44,939)
CAD	26,480,000	USD	20,070,489	Citibank N.A.	1/17/20	(127,015)
EUR	3,000,000	USD	3,317,382	Citibank N.A.	1/17/20	(52)
EUR	3,200,000	USD	3,581,511	Citibank N.A.	1/17/20	(43,025)
EUR	7,000,000	USD	7,848,505	Citibank N.A.	1/17/20	(108,068)
GBP	7,175,044	USD	9,256,689	Citibank N.A.	1/17/20	41,351
GBP	11,901,977	USD	14,599,382	Citibank N.A.	1/17/20	824,227
JPY	110,000,000	USD	1,039,334	Citibank N.A.	1/17/20	(30,520)
TRY	43,943,810	USD	7,490,635	Citibank N.A.	1/17/20	56,334
USD	1,019,190	AUD	1,500,000	Citibank N.A.	1/17/20	3,215
USD	1,104,328	BRL	4,617,416	Citibank N.A.	1/17/20	17,522
USD	1,051,974	CNY	7,519,512	Citibank N.A.	1/17/20	(16,441)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,675,725	EUR	1,500,000	Citibank N.A.	1/17/20	$17,060
USD	2,218,090	EUR	2,000,000	Citibank N.A.	1/17/20	6,537
USD	2,222,880	EUR	2,000,000	Citibank N.A.	1/17/20	11,327
USD	17,192,686	EUR	15,580,000	Citibank N.A.	1/17/20	(35,316)
USD	921,661	JPY	100,000,000	Citibank N.A.	1/17/20	4,557
USD	30,090,782	RUB	1,953,403,294	Citibank N.A.	1/17/20	(65,830)
USD	401,023	SEK	3,904,000	Citibank N.A.	1/17/20	(7,854)
ZAR	170,000,000	USD	11,061,227	Citibank N.A.	1/17/20	455,397
EUR	1,500,000	USD	1,670,340	JPMorgan Chase & Co.	1/17/20	(11,675)
JPY	100,000,000	USD	925,647	JPMorgan Chase & Co.	1/17/20	(8,543)
TWD	14,840,500	USD	482,398	JPMorgan Chase & Co.	1/17/20	5,119
USD	1,367,784	AUD	2,000,000	JPMorgan Chase & Co.	1/17/20	13,151
USD	922,409	JPY	100,000,000	JPMorgan Chase & Co.	1/17/20	5,305
USD	941,699	JPY	100,000,000	JPMorgan Chase & Co.	1/17/20	24,596
Total						$1,986,800

Abbreviations used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNY	— Chinese Yuan Renminbi

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

NOK	— Norwegian Krone

RUB	— Russian Ruble

SEK	— Swedish Krona

TRY	— Turkish Lira

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

42	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

At November 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2019[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC (Republic of Korea, 2.750%, due 1/19/27)	$16,138,000	6/20/24	0.243%	1.000% quarterly	$(540,106)	$(445,025)	$(95,081)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
99,640,000	CAD	8/13/24	3-Month CAD CDOR semi-annually	1.545% semi-annually	$825	$(960,753)
75,470,000		8/15/24	1.504% semi-annually	3-Month LIBOR quarterly	—	277,559
225,524,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	681,374	233,272
51,115,000		6/30/26	1.250% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(54,212)	441,577
67,437,000		7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	248,760	144,512
549,170,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	223,500	892,235
571,730,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	281,746	858,381
15,917,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	81,380	(3,272,535)
6,408,000		11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	8,575	89,355
31,812,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	70,748	154,042

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset Total Return Unconstrained Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6,054,600,000 JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	$3,232,545	$(9,790,856)
39,580,000	8/23/49	1.656% semi-annually	3-Month LIBOR quarterly	(147,692)	2,299,562
Total				$4,627,549	$(8,633,649)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC	151,270,000		4/15/20	2.015%**	CPURNSA**	—	$282,338
Barclays Bank PLC	75,630,000		4/18/20	2.060%**	CPURNSA**	—	111,665
Barclays Bank PLC	75,630,000		4/23/20	2.060%**	CPURNSA**	—	93,487
Citibank N.A.	12,497,000	BRL	1/2/20	BRL-CDI**	8.410%**	$979	92,419
Citibank N.A.	24,000,000	BRL	1/2/20	BRL-CDI**	8.410%**	390	179,166
Citibank N.A.	26,600,000	BRL	1/2/20	BRL-CDI**	8.410%**	969	197,831
Citibank N.A.	40,800,000	BRL	1/2/20	BRL-CDI**	8.410%**	2,415	316,598
Citibank N.A.	117,723,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	879,823
Citibank N.A.	15,300,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	82,270
Citibank N.A.	18,200,000	BRL	1/4/27	BRL-CDI**	7.024%**	9,147	88,717
Citibank N.A.	19,386,000	BRL	1/4/27	BRL-CDI**	7.024%**	11,358	92,883
JPMorgan Chase & Co.	12,600,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	70,490
Total						$25,258	$2,487,687

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]		Termination Date	Periodic Payments Made by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.33 Index	$24,305,000		12/20/24	5.000% quarterly	$(1,866,964)	$(1,547,545)	$(319,419)
Markit CDX.NA.IG.33 Index	12,565,000		12/20/24	1.000% quarterly	(302,678)	(295,454)	(7,224)
Total	$36,870,000				$(2,169,642)	$(1,842,999)	$(326,643)

See Notes to Financial Statements.

44	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

CAD	— Canadian Dollar

CDOR	— Canadian Dollar Offered Rate

CPURNSA	— U.S. CPI Urban Consumers NSA Index

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	45

Statement of assets and liabilities (unaudited)

November 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $1,426,513,659)	$1,452,259,719
Investments in affiliated securities, at value (Cost — $5,683,655)	5,683,655
Foreign currency, at value (Cost — $14,465,809)	14,338,557
Cash	1,042,399
Receivable for securities sold	33,590,350
Interest receivable	13,748,130
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost—$11,011,386)	11,035,296
Deposits with brokers for centrally cleared swap contracts	8,305,844
Deposits with brokers for open futures contracts and exchange-traded options	4,493,752
Unrealized appreciation on forward foreign currency contracts	2,983,817
OTC swaps, at value (premiums paid — $25,258)	2,512,945
Receivable from broker — variation margin on centrally cleared swap contracts	903,603
Receivable for Fund shares sold	673,175
Receivable from broker — variation margin on open futures contracts	361,891
Deposits with brokers for OTC derivatives	260,000
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $47,504)	47,047
Prepaid expenses	69,171
Total Assets	1,552,309,351

Liabilities:
Payable for securities purchased	79,804,209
Written options, at value (premiums received — $2,346,795)	1,371,565
Unrealized depreciation on forward foreign currency contracts	997,017
Payable for Fund shares repurchased	983,601
Investment management fee payable	788,838
OTC swaps, at value (premiums received — $445,025)	540,106
Distributions payable	295,332
Payable for open OTC swap contracts	32,276
Service and/or distribution fees payable	23,333
Directors’ fees payable	5,629
Accrued expenses	173,848
Total Liabilities	85,015,754
Total Net Assets	$1,467,293,597

Net Assets:
Par value (Note 7)	$140,987
Paid-in capital in excess of par value	1,502,314,548
Total distributable earnings (loss)	(35,161,938)
Total Net Assets	$1,467,293,597

See Notes to Financial Statements.

46	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Net Assets:
Class A	$12,522,751
Class A2	$1,153,954
Class C	$13,424,106
Class FI	$44,731,527
Class R	$563,307
Class I	$1,190,008,444
Class IS	$204,889,508

Shares Outstanding:
Class A	1,202,574
Class A2	110,877
Class C	1,290,106
Class FI	4,302,667
Class R	54,081
Class I	114,317,580
Class IS	19,708,812

Net Asset Value:
Class A (and redemption price)	$10.41
Class A2 (and redemption price)	$10.41
Class C*	$10.41
Class FI (and redemption price)	$10.40
Class R (and redemption price)	$10.42
Class I (and redemption price)	$10.41
Class IS (and redemption price)	$10.40

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.87
Class A2 (based on maximum initial sales charge of 4.25%)	$10.87

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	47

Statement of operations (unaudited)

For the Six Months Ended November 30, 2019

Investment Income:
Interest from unaffiliated investments	$33,998,745
Interest from affiliated investments	392,221
Dividends	25,064
Less: Foreign taxes withheld	(107,646)
Total Investment Income	34,308,384

Expenses:
Investment management fee (Note 2)	4,315,593
Transfer agent fees (Note 5)	472,775
Fees recaptured by investment manager (Note 2)	251,609
Service and/or distribution fees (Notes 2 and 5)	140,662
Custody fees	77,514
Registration fees	62,497
Fund accounting fees	46,526
Audit and tax fees	35,822
Legal fees	26,535
Directors’ fees	20,835
Shareholder reports	20,825
Insurance	9,793
Interest expense	6,582
Commitment fees (Note 9)	4,496
Miscellaneous expenses	15,153
Total Expenses	5,507,217
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(34,491)
Net Expenses	5,472,726
Net Investment Income	28,835,658

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(9,768,858)	†
Futures contracts	(5,890,343)
Written options	12,591,791
Swap contracts	(15,392,076)
Forward foreign currency contracts	(629,693)
Foreign currency transactions	(406,071)
Net Realized Loss	(19,495,250)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	23,381,186
Futures contracts	(2,036,526)
Written options	926,924
Swap contracts	10,894,218

See Notes to Financial Statements.

48	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Forward foreign currency contracts	4,839,847
Foreign currencies	(371,562)
Change in Net Unrealized Appreciation (Depreciation)	37,634,087
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	18,138,837
Increase in Net Assets From Operations	$46,974,495

†	Net of foreign capital gains tax of $(76,617).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	49

Statements of changes in net assets

For the Six Months Ended November 30, 2019 (unaudited) and the Year Ended May 31, 2019	November 30	May 31

Operations:
Net investment income	$28,835,658	$58,071,072
Net realized loss	(19,495,250)	(35,179,204)
Change in net unrealized appreciation (depreciation)	37,634,087	16,399,206
Increase in Net Assets From Operations	46,974,495	39,291,074

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(28,897,918)	(46,632,989)
Return of capital	—	(11,293,113)
Decrease in Net Assets From Distributions to Shareholders	(28,897,918)	(57,926,102)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	150,252,474	503,862,054
Reinvestment of distributions	27,099,565	53,338,906
Cost of shares repurchased	(144,845,562)	(739,528,533)
Increase (Decrease) in Net Assets From Fund Share Transactions	32,506,477	(182,327,573)
Increase (Decrease) in Net Assets	50,583,054	(200,962,601)

Net Assets:
Beginning of period	1,416,710,543	1,617,673,144
End of period	$1,467,293,597	$1,416,710,543

See Notes to Financial Statements.

50	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.28	$10.36	$10.59	$10.14	$10.49	$10.74

Income (loss) from operations:
Net investment income	0.19	0.38	0.31	0.31	0.31	0.31
Net realized and unrealized gain (loss)	0.13	(0.08)	(0.16)	0.42	(0.36)	(0.20)
Total income (loss) from operations	0.32	0.30	0.15	0.73	(0.05)	0.11

Less distributions from:
Net investment income	(0.19)	(0.30)	(0.38)	(0.28)	(0.23)	(0.36)
Return of capital	—	(0.08)	—	—	(0.07)	—
Total distributions	(0.19)	(0.38)	(0.38)	(0.28)	(0.30)	(0.36)

Net asset value, end of period	$10.41	$10.28	$10.36	$10.59	$10.14	$10.49
Total return[3]	3.03%	3.05%	1.34%	7.24%	(0.41)%	1.03%

Net assets, end of period (000s)	$12,523	$13,086	$27,536	$165,033	$226,970	$54,767

Ratios to average net assets:
Gross expenses	1.60%[4,5]	1.50%[5]	1.31%[5]	1.30%[5]	1.40%	1.18%[5]
Net expenses[6]	1.10 [4,5,7]	1.10 [5,7]	1.10 [5,7]	1.23 [5,7]	1.25 [7]	1.18 [5]
Net investment income	3.67 [4]	3.70	2.92	2.96	3.06	2.92

Portfolio turnover rate[8]	23%	49%	49%	56%	59%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 29% for the six months ended November 30, 2019, 51%, 67%, 70%, 71% and 64% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A2 Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.28	$10.35	$10.59	$10.13	$10.49	$10.74

Income (loss) from operations:
Net investment income	0.19	0.37	0.32	0.29	0.29	0.28
Net realized and unrealized gain (loss)	0.13	(0.07)	(0.19)	0.42	(0.37)	(0.19)
Total income (loss) from operations	0.32	0.30	0.13	0.71	(0.08)	0.09

Less distributions from:
Net investment income	(0.19)	(0.29)	(0.37)	(0.25)	(0.21)	(0.34)
Return of capital	—	(0.08)	—	—	(0.07)	—
Total distributions	(0.19)	(0.37)	(0.37)	(0.25)	(0.28)	(0.34)

Net asset value, end of period	$10.41	$10.28	$10.35	$10.59	$10.13	$10.49
Total return[3]	3.21%	2.85%	1.13%	7.14%	(0.64)%	0.90%

Net assets, end of period (000s)	$1,154	$1,203	$1,253	$1,351	$1,172	$1,062

Ratios to average net assets:
Gross expenses	1.15%[4]	1.21%[5]	1.29%[5]	1.44%[5]	1.54%	1.41%
Net expenses[6]	1.15 [4]	1.21 [5]	1.22 [5,7]	1.40 [5,7]	1.45 [7]	1.41
Net investment income	3.62 [4]	3.63	2.96	2.78	2.86	2.69

Portfolio turnover rate[8]	23%	49%	49%	56%	59%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).
[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.45%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 29% for the six months ended November 30, 2019, 51%, 67%, 70%, 71% and 64% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

52	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.28	$10.35	$10.59	$10.14	$10.49	$10.74

Income (loss) from operations:
Net investment income	0.15	0.31	0.26	0.24	0.25	0.23
Net realized and unrealized gain (loss)	0.14	(0.07)	(0.19)	0.42	(0.36)	(0.20)
Total income (loss) from operations	0.29	0.24	0.07	0.66	(0.11)	0.03

Less distributions from:
Net investment income	(0.16)	(0.24)	(0.31)	(0.21)	(0.18)	(0.28)
Return of capital	—	(0.07)	—	—	(0.06)	—
Total distributions	(0.16)	(0.31)	(0.31)	(0.21)	(0.24)	(0.28)

Net asset value, end of period	$10.41	$10.28	$10.35	$10.59	$10.14	$10.49
Total return[3]	2.79%	2.36%	0.59%	6.56%	(1.07)%	0.37%

Net assets, end of period (000s)	$13,424	$11,858	$16,966	$17,250	$17,034	$19,606

Ratios to average net assets:
Gross expenses	1.80%[4,5]	1.81%[5]	1.84%[5]	1.88%	1.88%	1.91%[5]
Net expenses[6]	1.80 [4,5]	1.80 [5,7]	1.76 [5,7]	1.85 [7]	1.88	1.91 [5]
Net investment income	2.97 [4]	3.01	2.41	2.33	2.42	2.18

Portfolio turnover rate[8]	23%	49%	49%	56%	59%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 29% for the six months ended November 30, 2019, 51%, 67%, 70%, 71% and 64% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	53

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.27	$10.35	$10.58	$10.13	$10.48	$10.73

Income (loss) from operations:
Net investment income	0.19	0.38	0.33	0.32	0.32	0.31
Net realized and unrealized gain (loss)	0.13	(0.08)	(0.18)	0.41	(0.36)	(0.20)
Total income (loss) from operations	0.32	0.30	0.15	0.73	(0.04)	0.11

Less distributions from:
Net investment income	(0.19)	(0.30)	(0.38)	(0.28)	(0.23)	(0.36)
Return of capital	—	(0.08)	—	—	(0.08)	—
Total distributions	(0.19)	(0.38)	(0.38)	(0.28)	(0.31)	(0.36)

Net asset value, end of period	$10.40	$10.27	$10.35	$10.58	$10.13	$10.48
Total return[3]	3.06%	3.10%	1.39%	7.33%	(0.36)%	1.02%

Net assets, end of period (000s)	$44,732	$52,650	$90,923	$175,304	$195,266	$226,485

Ratios to average net assets:
Gross expenses	1.10%[4,5]	1.11%[5]	1.12%[5]	1.16%	1.16%	1.18%[5]
Net expenses[6]	1.10 [4,5,7]	1.10 [5,7]	1.05 [5,7]	1.14 [7]	1.16	1.18 [5,7]
Net investment income	3.66 [4]	3.70	3.10	3.05	3.15	2.91

Portfolio turnover rate[8]	23%	49%	49%	56%	59%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.20%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 29% for the six months ended November 30, 2019, 51%, 67%, 70%, 71% and 64% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

54	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.28	$10.36	$10.59	$10.14	$10.50	$10.74

Income (loss) from operations:
Net investment income	0.18	0.36	0.31	0.30	0.29	0.28
Net realized and unrealized gain (loss)	0.14	(0.09)	(0.19)	0.41	(0.37)	(0.19)
Total income (loss) from operations	0.32	0.27	0.12	0.71	(0.08)	0.09

Less distributions from:
Net investment income	(0.18)	(0.28)	(0.35)	(0.26)	(0.21)	(0.33)
Return of capital	—	(0.07)	—	—	(0.07)	—
Total distributions	(0.18)	(0.35)	(0.35)	(0.26)	(0.28)	(0.33)

Net asset value, end of period	$10.42	$10.28	$10.36	$10.59	$10.14	$10.50
Total return[3]	3.00%	2.80%	1.11%	7.10%	(0.72)%	0.83%

Net assets, end of period (000s)	$563	$457	$356	$335	$568	$586

Ratios to average net assets:
Gross expenses	1.33%[4,5]	1.37%[5]	1.40%[5]	1.37%	1.42%	1.47%[5]
Net expenses[6]	1.33 [4,5]	1.35 [5,7]	1.34 [5,7]	1.35 [7]	1.42	1.47 [5]
Net investment income	3.41 [4]	3.50	2.87	2.86	2.89	2.71

Portfolio turnover rate[8]	23%	49%	49%	56%	59%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class R shares did not exceed 1.50%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 29% for the six months ended November 30, 2019, 51%, 67%, 70%, 71% and 64% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	55

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.28	$10.36	$10.59	$10.14	$10.49	$10.74

Income (loss) from operations:
Net investment income	0.21	0.41	0.37	0.34	0.35	0.33
Net realized and unrealized gain (loss)	0.13	(0.08)	(0.18)	0.42	(0.36)	(0.19)
Total income (loss) from operations	0.34	0.33	0.19	0.76	(0.01)	0.14

Less distributions from:
Net investment income	(0.21)	(0.32)	(0.42)	(0.31)	(0.25)	(0.39)
Return of capital	—	(0.09)	—	—	(0.09)	—
Total distributions	(0.21)	(0.41)	(0.42)	(0.31)	(0.34)	(0.39)

Net asset value, end of period	$10.41	$10.28	$10.36	$10.59	$10.14	$10.49
Total return[3]	3.23%	3.43%	1.70%	7.61%	(0.11)%	1.30%

Net assets, end of period (millions)	$1,190	$1,132	$1,321	$835	$597	$535

Ratios to average net assets:
Gross expenses	0.75%[4,5]	0.76%[5]	0.83%[5]	0.91%	0.91%	0.91%[5]
Net expenses[6]	0.75 [4,5,7]	0.75 [5,7]	0.75 [5,7]	0.88 [7]	0.91	0.91 [5]
Net investment income	4.02 [4]	4.06	3.44	3.29	3.40	3.16

Portfolio turnover rate[8]	23%	49%	49%	56%	59%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.95%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 29% for the six months ended November 30, 2019, 51%, 67%, 70%, 71% and 64% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

56	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$10.26	$10.34	$10.57	$10.12	$10.48	$10.73

Income (loss) from operations:
Net investment income	0.21	0.43	0.38	0.35	0.36	0.35
Net realized and unrealized gain (loss)	0.14	(0.09)	(0.18)	0.42	(0.37)	(0.20)
Total income (loss) from operations	0.35	0.34	0.20	0.77	(0.01)	0.15

Less distributions from:
Net investment income	(0.21)	(0.33)	(0.43)	(0.32)	(0.26)	(0.40)
Return of capital	—	(0.09)	—	—	(0.09)	—
Total distributions	(0.21)	(0.42)	(0.43)	(0.32)	(0.35)	(0.40)

Net asset value, end of period	$10.40	$10.26	$10.34	$10.57	$10.12	$10.48
Total return[3]	3.37%	3.52%	1.79%	7.73%	(0.10)%	1.40%

Net assets, end of period (000s)	$204,890	$205,841	$160,055	$94,352	$116,990	$278,387

Ratios to average net assets:
Gross expenses	0.65%[4,5]	0.66%[5]	0.72%[5]	0.80%	0.80%	0.81%[5]
Net expenses[6]	0.65 [4,5,7]	0.65 [5,7]	0.65 [5,7]	0.78 [7]	0.80	0.81 [5]
Net investment income	4.12 [4]	4.21	3.54	3.41	3.51	3.28

Portfolio turnover rate[8]	23%	49%	49%	56%	59%	62%

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	57

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 29% for the six months ended November 30, 2019, 51%, 67%, 70%, 71% and 64% for the years ended May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

58	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

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Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$403,581,578	—		$403,581,578
Corporate Bonds & Notes: Financials	—	69,501,718	$0	*	69,501,718
Other Corporate Bonds & Notes	—	223,795,604	—		223,795,604
Sovereign Bonds	—	234,801,403	—		234,801,403
Collateralized Mortgage Obligations	—	151,726,391	—		151,726,391
Senior Loans:
Consumer Discretionary	—	16,994,897	358,582		17,353,479
Financials	—	11,498,215	2,934,772		14,432,987
Other Senior Loans	—	56,153,954	—		56,153,954
Asset-Backed Securities	—	79,496,721	—		79,496,721
Mortgage-Backed Securities	—	71,180,026	—		71,180,026
U.S. Treasury Inflation Protected Securities	—	66,624,742	—		66,624,742
Non-U.S. Treasury Inflation Protected Securities	—	50,888,799	—		50,888,799
Municipal Bonds	—	6,114,315	—		6,114,315
Purchased Options:
Exchange-Traded Purchased Options	$997,586	—	—		997,586
OTC Purchased Options	—	5	—		5
Total Long-Term Investments	997,586	1,442,358,368	3,293,354		1,446,649,308
Short-Term Investments†:
Commercial Paper	—	5,610,411	—		5,610,411
Money Market Funds	—	5,683,655	—		5,683,655
Total Short-Term Investments	—	11,294,066	—		11,294,066
Total Investments	$997,586	$1,453,652,434	$3,293,354		$1,457,943,374

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Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$2,955,946	—	—	$2,955,946
Forward Foreign Currency Contracts	—	$2,983,817	—	2,983,817
Centrally Cleared Interest Rate Swaps	—	5,390,495	—	5,390,495
OTC Interest Rate Swaps‡	—	2,512,945	—	2,512,945
Total Other Financial Instruments	$2,955,946	$10,887,257	—	$13,843,203
Total	$3,953,532	$1,464,539,691	$3,293,354	$1,471,786,577

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$1,350,718	—	—	$1,350,718
OTC Written Options	—	$20,847	—	20,847
Futures Contracts	8,734,363	—	—	8,734,363
Forward Foreign Currency Contracts	—	997,017	—	997,017
OTC Credit Default Swaps on Sovereign Issues — Buy Protection‡	—	540,106	—	540,106
Centrally Cleared Interest Rate Swaps	—	14,024,144	—	14,024,144
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	326,643	—	326,643
Total	$10,085,081	$15,908,757	—	$25,993,838

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of

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an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

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Notes to financial statements (unaudited) (cont’d)

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counter-party in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

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In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2019, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended November 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally

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Notes to financial statements (unaudited) (cont’d)

receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

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Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing

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Notes to financial statements (unaudited) (cont’d)

participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

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(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to financial statements (unaudited) (cont’d)

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be

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doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2019, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $1,557,970. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2019, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $260,000, which could be used to reduce the required payment.

At November 30, 2019, the Fund held non-cash collateral from Citibank N.A. and JPMorgan Chase & Co. in the amounts of $1,651,130 and $109,984 respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

72	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

(u) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.10%, 1.30%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below. For the six-months ended November 30, 2019, the amount waived was $48.

During the six months ended November 30, 2019, fees waived and/or expenses reimbursed amounted to $34,491.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires May 31, 2020	$150,469	$3,638	$24,747	$502,251	$78,374
Expires May 31, 2021	62,818	1,082	9,095	64,941	11,967
Expires May 31, 2022	32,519	—	—	—	1,924
Total fee waivers/expense reimbursements subject to recapture	$245,806	$4,720	$33,842	$567,192	$92,265

74	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

For the six months ended November 30, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
LMPFA recaptured	$709	$2,779	$16,946	$99	$227,382	$3,694

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$920	$244	—
CDSCs	—	—	$279

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$207,455,697	$307,841,442
Sales	160,461,943	232,073,412

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

At November 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,432,197,314	$83,031,017	$(57,284,957)	$25,746,060
Swap contracts	2,364,783	7,878,182	(14,445,868)	(6,567,686)
Written options	(2,346,795)	1,009,306	(34,076)	975,230
Futures contracts	—	2,955,946	(8,734,363)	(5,778,417)
Forward foreign currency contracts	—	2,983,817	(997,017)	1,986,800

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2019.

ASSET DERIVATIVES[1]
		Interest Rate Risk	Foreign Exchange Risk	Total
Purchased options[2]		$997,586	$5	$997,591
Futures contracts[3]		2,955,946	—	2,955,946
OTC swap contracts[4]		2,512,945	—	2,512,945
Centrally cleared swap contracts[5]		5,390,495	—	5,390,495
Forward foreign currency contracts		—	2,983,817	2,983,817
Total		$11,856,972	$2,983,822	$14,840,794
LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$1,371,565	—	—	$1,371,565
Futures contracts[3]	8,734,363	—	—	8,734,363
OTC swap contracts[4]	—	—	$540,106	540,106
Centrally cleared swap contracts[5]	14,024,144	—	326,643	14,350,787
Forward foreign currency contracts	—	$997,017	—	997,017
Total	$24,130,072	$997,017	$866,749	$25,993,838

76	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(7,876,720)	$(2,146,172)	$568,054	$(9,454,838)
Written options	11,731,642	319,778	540,371	12,591,791
Futures contracts	(5,890,343)	—	—	(5,890,343)
Swap contracts	(14,914,126)	—	(477,950)	(15,392,076)
Forward foreign currency contracts	—	(629,693)	—	(629,693)
Total	$(16,949,547)	$(2,456,087)	$630,475	$(18,775,159)

1	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(1,760,395)	$(94,811)	$196,821	$(1,658,385)
Written options	768,945	(48,940)	206,919	926,924
Futures contracts	(2,036,526)	—	—	(2,036,526)
Swap contracts	11,983,889	—	(1,089,671)	10,894,218
Forward foreign currency contracts	—	4,839,847	—	4,839,847
Total	$8,955,913	$4,696,096	$(685,931)	$12,966,078

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

During the six months ended November 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$3,068,896
Written options	2,282,320
Futures contracts (to buy)	1,095,849,050
Futures contracts (to sell)	1,854,001,588
Forward foreign currency contracts (to buy)	161,516,592
Forward foreign currency contracts (to sell)	233,584,839

Average Notional Balance
Interest rate swap contracts	$1,153,045,215
Credit default swap contracts (to buy protection)	102,527,950
Credit default swap contracts (to sell protection)†	430,764

†	At November 30, 2019, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	—	$(2,187)	$(2,187)	$2,187	—
Barclays Bank PLC	$1,947,508	(1,007,290)	940,218	240,000	$1,180,218
BNP Paribas SA	—	(4,235)	(4,235)	—	(4,235)
Citibank N.A.	3,430,593	(524,040)	2,906,553	(1,651,130)	1,255,423
JPMorgan Chase & Co.	118,661	(20,218)	98,443	(109,984)	(11,541)
Total	$5,496,762	$(1,557,970)	$3,938,792	$(1,518,927)	$2,419,865

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%,

78	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$16,309	$45,229
Class A2	1,473	1,479
Class C	61,908	6,850
Class FI	59,387	32,228
Class R	1,585	498
Class I	—	382,253
Class IS	—	4,238
Total	$140,662	$472,775

For the six months ended November 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$32,519
Class A2	—
Class C	—
Class FI	2
Class R	—
Class I	39
Class IS	1,931
Total	$34,491

6. Distributions to shareholders by class

	Six Months Ended November 30, 2019	Year Ended May 31, 2019
Net Investment Income:
Class A	$237,111	$468,728
Class A2	21,175	35,739
Class C	185,309	331,357
Class FI	879,324	2,356,472
Class R	10,722	12,219
Class I	23,324,208	37,465,867
Class IS	4,240,069	5,962,607
Total	$28,897,918	$46,632,989

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended November 30, 2019	Year Ended May 31, 2019
Return of Capital:
Class A	—	$99,428
Class A2	—	9,499
Class C	—	77,845
Class FI	—	512,045
Class R	—	3,187
Class I	—	8,930,913
Class IS	—	1,660,196
Total	—	$11,293,113

7. Capital shares

At November 30, 2019, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2019		Year Ended May 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	104,626	$1,087,242	244,442	$2,480,833
Shares issued on reinvestment	20,788	216,002	50,089	509,403
Shares repurchased	(195,717)	(2,037,460)	(1,680,371)	(17,165,859)
Net decrease	(70,303)	$(734,216)	(1,385,840)	$(14,175,623)

Class A2
Shares sold	8,127	$84,511	15,820	$161,507
Shares issued on reinvestment	2,040	21,175	4,450	45,238
Shares repurchased	(16,355)	(170,279)	(24,235)	(246,642)
Net decrease	(6,188)	$(64,593)	(3,965)	$(39,897)

Class C
Shares sold	319,664	$3,322,258	221,249	$2,239,541
Shares issued on reinvestment	17,460	181,313	39,263	399,232
Shares repurchased	(201,050)	(2,084,382)	(745,107)	(7,552,266)
Net increase (decrease)	136,074	$1,419,189	(484,595)	$(4,913,493)

Class FI
Shares sold	114,648	$1,188,237	909,032	$9,232,455
Shares issued on reinvestment	84,540	877,312	282,142	2,865,305
Shares repurchased	(1,024,349)	(10,616,035)	(4,848,878)	(49,265,356)
Net decrease	(825,161)	$(8,550,486)	(3,657,704)	$(37,167,596)

80	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

	Six Months Ended November 30, 2019		Year Ended May 31, 2019
	Shares	Amount	Shares	Amount
Class R
Shares sold	28,868	$299,043	17,136	$175,777
Shares issued on reinvestment	862	8,963	1,254	12,758
Shares repurchased	(20,141)	(209,744)	(8,251)	(84,224)
Net increase	9,589	$98,262	10,139	$104,311
Class I
Shares sold	13,036,461	$135,416,734	41,164,920	$420,031,192
Shares issued on reinvestment	2,101,715	21,839,985	4,197,719	42,699,229
Shares repurchased	(10,909,723)	(113,294,371)	(62,786,042)	(635,339,891)
Net increase (decrease)	4,228,453	$43,962,348	(17,423,403)	$(172,609,470)
Class IS
Shares sold	855,444	$8,854,449	6,855,953	$69,540,749
Shares issued on reinvestment	381,290	3,954,815	669,821	6,807,741
Shares repurchased	(1,582,673)	(16,433,291)	(2,949,313)	(29,874,295)
Net increase (decrease)	(345,939)	$(3,624,027)	4,576,461	$46,474,195

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

of the six months ended November 30, 2019. The following transactions were effected in shares of such companies for the six months ended November 30, 2019.

	Affiliate Value at May 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$57,276,616	$240,680,052	240,680,052	$297,956,668	297,956,668
Western Asset Premier Institutional Government Reserves, Premium Shares	—	7,467,722	7,467,722	1,784,067	1,784,067
	$57,276,616	$248,147,774		$299,740,735

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2019
Western Asset Government Cash Management Portfolio, LLC	—	$390,666	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	1,555	—	$5,683,655
	—	$392,221	—	$5,683,655

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an upfront fee of 0.05%. For the six months ended November 30, 2019, the Fund incurred a commitment fee in the

82	Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report

amount of $4,496. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2019.

10. Deferred capital losses

As of May 31, 2019, the Fund had deferred capital losses of $8,272,360, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Total Return Unconstrained Fund 2019 Semi-Annual Report	83

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan,” and together with Western Singapore and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 10, 2019 and October 29, 2019. At a meeting held on November 18, 2019, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreements between LMPFA and the Non-U.S. Subadvisers with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that

84	Western Asset Total Return Unconstrained Fund

LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff; and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each of the Subadvisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group, and to its investment benchmark over the one-, three-, five- and ten-year periods ended June 30, 2019. In that connection, the Directors noted that the performance of the Fund exceeded its peer group’s average performance for all such periods. The Directors also noted that the Fund’s performance exceeded that of its benchmark for the three- and ten-year periods, was approximately the same as that of its benchmark for the five-year period, and trailed that of its benchmark for the one-year period. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group, noting that the alternative credit focus fund classification is an evolving asset classification and that the Fund’s unique characteristics made comparisons to its investment benchmark and peer group more difficult.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by the Subadvisers. The Directors observed that the management fee paid by the Fund to LMPFA was higher than the average of the combined advisory and administration fees paid by funds in its peer group, and that total expenses for the Fund were approximately the same as the median of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the management fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational

Western Asset Total Return Unconstrained Fund	85

Board approval of management and subadvisory agreements (unaudited) (cont’d)

responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

86	Western Asset Total Return Unconstrained Fund

Additional shareholder information (unaudited)

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Directors of the Corporation. Shareholders of the Fund and each other series of the Corporation voted together as a single class to elect the Board.

Shareholders of the Corporation voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Directors:

Director	For	Withheld
Robert Abeles, Jr.	2,791,652,617	30,297,354
Jane F. Dasher	2,792,912,395	29,037,576
Anita L. DeFrantz	2,792,511,958	29,438,013
Avedick B. Poladian	2,792,320,211	29,629,760
Susan B. Kerley	2,788,394,406	33,555,565
William E.B. Siart	2,791,341,381	30,608,590
Jaynie Miller Studenmund	2,792,832,592	29,117,379
Ronald L. Olson	2,782,642,169	39,307,802
Peter J. Taylor	2,792,774,253	29,175,718
Jane E. Trust	2,783,998,172	37,951,799

The above Directors have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

Western Asset Total Return Unconstrained Fund	87

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Western Asset

Total Return Unconstrained Fund

Directors*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*

During a December 3, 2019 special meeting of shareholders, a new group of board members were elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Total Return Unconstrained Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Total Return Unconstrained Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and cred-itworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012827 1/20 SR19-3793

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date: January 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust Chief Executive Officer

Date: January 23, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci Principal Financial Officer

Date: January 23, 2020